UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2010

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.1%
		Alabama-1.4%
$ 5,000	M	Chatom Indl. Dev. Brd. 5% 8/1/2037		$ 5,152,500
5,000	M	Mobile Alabama Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		5,288,500
				10,441,000
		Alaska-.7%
5,125	M	Alaska Hsg. Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033		5,397,753
		Arizona-1.8%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,580,500
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,751,294
				13,331,794
		Arkansas-.7%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,347,750
		California-2.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,186,150
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		6,355,500
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,511,700
				17,053,350
		Colorado-.7%
4,965	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,384,096
		Connecticut-.9%
6,090	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012		6,481,587
		District of Columbia-1.6%
5,000	M	District of Columbia GO Series "B" 6% 6/1/2021		6,274,800
5,000	M	District of Columbia Rev. (Medlantic/Helix) 5.5% 8/15/2028		5,426,350
				11,701,150
		Florida-10.0%
5,000	M	Broward Cnty. Airport Sys. Rev. 5.375% 10/1/2029		5,413,250
6,500	M	Duval County School Board Master Lease Prog. 5.25% 7/1/2035		6,801,145
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,159,835
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,636,850
5,000	M	Miami-Dade County Aviation Rev. (Miami Int'l Airport) 5% 10/1/2035		5,160,950
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,527,400
5,000	M	Miami-Dade County Pub. Facs. (Jackson Health System) 5.5% 6/1/2029		5,492,700
		Miami-Dade County School Board Certificates of Participation:
5,000	M	5.25% 5/1/2029		5,401,900
5,000	M	5.375% 2/1/2034		5,344,000
5,050	M	Miami-Dade County Spl. Oblig. (Cap. Asset Acquisition) 5% 4/1/2029		5,384,714
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,588,000
5,000	M	Orange County Sch. Brd. COP 5.5% 8/1/2034		5,465,750
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,237,750
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5.75% 10/1/2020		1,140,890
				73,755,134
		Georgia-8.2%
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,634,294
5,000	M	5.25% 11/1/2034		5,334,600
5,000	M	Augusta Water & Sewer Rev. 5.25% 10/1/2039		5,258,350
2,205	M	De Kalb Private Hosp. Auth. Rev. 5.125% 11/15/2034		2,329,053
5,000	M	JPMorgan Chase Putters 9.272% 1/1/2016***		5,729,800
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
12,185	M	6.25% 7/1/2011		12,706,396
17,000	M	6% 7/1/2013		18,707,990
				60,700,483
		Illinois-9.7%
		Chicago Board of Education Lease Certificates of Participation Series "A":
5,000	M	6% 1/1/2016		5,945,650
28,200	M	6% 1/1/2020		33,677,850
3,000	M	Illinois Development Fin. Auth. Rev. Rockford School 6.65% 2/1/2011		3,060,270
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,514,350
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,264,700
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		7,780,150
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		5,238,360
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,301,300
				71,782,630
		Indiana-3.5%
7,540	M	Greater Clark Cnty. Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,369,476
7,520	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev. 6.125% 7/1/2029		8,064,975
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		9,219,727
				25,654,178
		Iowa-.4%
2,795	M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028		3,000,153
		Kentucky-1.1%
5,000	M	Kentucky Eco. Dev. Fin. Auth. (Louisville Arena Proj.) 5.75% 12/1/2028		5,564,000
2,650	M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029		2,837,223
				8,401,223
		Louisiana-.8%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		5,663,125
		Maine-.6%
3,910	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		4,246,807
		Massachusetts-4.0%
7,055	M	Boston Water & Sewer Rev. 5.75% 11/1/2013		7,569,803
10,000	M	JPMorgan Chase Putters 9.272% 2/15/2016***		11,345,800
5,000	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		5,209,750
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,208,250
				29,333,603
		Michigan-5.7%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		6,146,100
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,607,650
7,815	M	Michigan State Environmental Protection Prog. GO 6.25% 11/1/2012		8,193,637
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		11,078,800
5,000	M	Michigan State Hosp. Fin. Auth. (Trinity Health) 6.25% 12/1/2028		5,694,900
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022		5,689,755
				42,410,842
		Missouri-2.1%
		Missouri State Health & Educ. Facs. Auth. Revenue:
10,000	M	BJC Health Systems 6.75% 5/15/2011		10,387,500
5,000	M	St. Luke's Health 5.5% 11/15/2028		5,506,550
				15,894,050
		Montana-.7%
4,925	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		5,186,124
		New Jersey-.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev. 5.625% 6/1/2030		5,431,550
		New Mexico-.7%
5,000	M	Grant Cnty. Dept. of Health (Bayard Proj.) 5.25% 7/1/2031		5,344,000
		New York-10.2%
6,870	M	JPMorgan Chase Putters 9.322% 12/15/2015***		7,733,009
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		28,490,220
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5.75% 7/1/2027		12,556,400
5,000	M	State University 5.875% 5/15/2017		5,896,150
5,000	M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033		5,397,900
5,000	M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021		5,631,500
7,780	M	Port Authority of New York & New Jersey Drivers 9.13% 8/15/2015***		9,551,506
				75,256,685
		North Carolina-1.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev. 5.25% 1/15/2034		5,364,100
8,000	M	North Carolina Municipal Pwr. Agency (Catawba Electric) 6% 1/1/2011		8,108,400
				13,472,500
		North Dakota-1.8%
7,590	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013		8,209,496
4,500	M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028		4,857,660
				13,067,156
		Ohio-4.0%
5,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5.25% 2/15/2026		5,545,950
6,000	M	Jefferson County Jail Construction GO 5.75% 12/1/2019		6,790,620
5,000	M	Ohio State Hospital Facility Health Revenue 5.5% 1/1/2034		5,452,700
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
4,340	M	6.125% 9/1/2028		4,832,590
6,330	M	5.85% 9/1/2033		6,898,181
				29,520,041
		Oklahoma-1.4%
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5.25% 11/15/2036		10,552,100
		Pennsylvania-2.5%
5,000	M	Philadelphia GO 7.125% 7/15/2038		5,741,800
5,000	M	Pittsburgh & Allegheny Cnty. Regl. Asset District 5% 2/1/2031		5,306,900
6,660	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		7,106,486
				18,155,186
		Rhode Island-1.1%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,800,100
		Texas-13.1%
14,000	M	Austin Utilities Systems Rev. 6% 11/15/2013		14,979,300
5,000	M	Dallas Cnty. Util. & Reclamation Dist. GO 5.375% 2/15/2029		5,151,850
		Harris County Toll Road Sub. Liens General Obligations Series "A":
11,065	M	6.5% 8/15/2012		12,279,826
7,000	M	6.5% 8/15/2013		8,129,520
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,583,150
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,458,900
5,000	M	Wtr. and Swr. Rev. 5% 11/15/2027		5,547,300
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6.25% 12/15/2013		4,484,600
6,035	M	6.25% 12/15/2015		7,025,464
		JP Morgan Chase Putters:
5,000	M	9.322% 8/15/2013***		5,810,700
5,000	M	9.162% 2/1/2030***		5,881,300
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		10,585,400
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,593,500
				96,510,810
		Utah-.2%
955	M	Provo Electric System Rev. 10.375% 9/15/2015		1,204,303
		Washington-1.8%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,719,150
7,000	M	Providence Health 5.25% 10/1/2033		7,532,840
				13,251,990
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,909,320
		Wisconsin-2.2%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		15,931,440
Total Value of Municipal Bonds (cost $657,156,397)			99.1%	731,574,013
Other Assets, Less Liabilities			.9	6,531,944
Net Assets			100.0%	$738,105,957

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $657,156,397. Accumulated net unrealized appreciation on investments was $74,417,616, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT FUND II
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-102.5%
		Alabama-2.4%
$ 1,000	M	Alabama State University Rev. 5.25% 9/1/2034		$ 1,089,050
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		2,770,525
1,000	M	Phenix City Water & Sewer Rev. 5% 8/15/2034		1,055,680
				4,915,255
		Alaska-2.2%
1,000	M	Alaska Intl. Airport Rev. Series "B" 5.75% 10/1/2012*		1,102,060
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,571,530
				4,673,590
		Arizona-5.0%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,452,213
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,524,800
1,000	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2029		1,070,690
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,385,840
				10,433,543
		California-3.6%
1,100	M	Alhambra Sch. District GO 5.25% 8/1/2028		1,219,141
2,500	M	Alum Rock Elem. Sch. District GO 5.25% 8/1/2029		2,740,900
1,415	M	California Hlth. Facs. Fing. Auth. Rev. 5.25% 7/1/2038		1,459,021
2,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2039		2,160,240
				7,579,302
		Connecticut-.5%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,094,570
		District of Columbia-1.6%
3,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2029		3,290,280
		Florida-13.5%
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,091,590
1,000	M	5.25% 7/1/2027		1,100,010
1,000	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027		1,051,350
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		4,048,070
6,980	M	JEA Elec. Sys. Rev. 5% 10/1/2038 (when-issued)		7,453,314
5,000	M	Miami-Dade Cnty. Aviation Rev. 5% 10/1/2035		5,160,950
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,396,000
1,600	M	Palm Beach County Hlth. Facs. Auth. Rev. 5% 7/1/2030		1,664,400
1,000	M	Panama City Beach Utility Rev. 5% 6/1/2030		1,070,330
				28,036,014
		Georgia-6.1%
2,500	M	Atlanta Wtr. & Wastewater Rev. 5.25% 11/1/2034		2,667,300
2,000	M	Brunswick & Glynn Cnty. Wtr. & Swr. Rev. 5% 6/1/2033		2,163,140
		Cobb County Dev. Auth. Revenue:
1,500	M	KSU Dining Hall 5.75% 7/15/2039		1,642,080
700	M	Sports & Recreation Facs. Lease 5% 7/15/2040		725,179
1,000	M	Cobb County Hosp. Auth. Rev. (Kennestone Hosp.) 5.25% 4/1/2037		1,085,490
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5.125% 12/1/2021		1,025,230
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,269,300
1,000	M	Savannah Economic Dev. Auth. Rev. 5% 6/15/2039		1,046,270
				12,623,989
		Illinois-.6%
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,226,910
		Indiana-5.1%
1,030	M	Baugo School Bldg. Corp. 5.5% 1/15/2012*		1,095,982
3,000	M	Indiana State Fin. Auth. Rev. 5.25% 12/1/2038		3,188,190
1,000	M	Indianapolis Thermal Energy Sys. Rev. 5% 10/1/2029		1,054,850
1,105	M	Merrillville Multi-School Building Corp. GO 5.5% 1/15/2012*		1,178,316
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,665,165
1,000	M	5.25% 7/15/2029		1,102,260
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5.75% 1/15/2012*		1,336,962
				10,621,725
		Kentucky-.6%
1,110	M	Paducah Elec. Plant Brd. Rev. 5.25% 10/1/2035		1,192,206
		Louisiana-4.0%
		Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Revenue:
1,845	M	5.25% 10/1/2021		1,852,675
1,000	M	5% 2/1/2029		1,078,840
1,500	M	Louisiana St. Citizens Ppty. Rev. 6.125% 6/1/2025		1,711,725
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,168,810
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029		2,533,931
				8,345,981
		Massachusetts-4.2%
1,500	M	Massachusetts State Dept. Trans. Met. Hwy. Sys. Rev. 5% 1/1/2030		1,673,310
1,500	M	Massachusetts State GO 5.25% 8/1/2022		1,845,210
5,000	M	Massachusetts State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2034		5,208,250
				8,726,770
		Michigan-5.0%
1,900	M	Detroit Distributable St. Aid GO 5% 11/1/2030		1,976,266
1,250	M	Ferris State University Rev. 5% 10/1/2028		1,356,712
5,000	M	Kalamazoo Hosp. Fin. Auth. Rev. 5.25% 5/15/2036		5,208,700
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023		1,921,375
				10,463,053
		Mississippi-2.5%
		Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,940,098
2,000	M	5.625% 7/1/2039		2,189,160
				5,129,258
		Missouri-.5%
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,090,410
		New Hampshire-.5%
1,000	M	Manchester Arpt. Rev. 5.125% 1/1/2030		1,048,590
		New Jersey-3.7%
1,000	M	New Jersey Edl. Facs. Auth. Rev. 5.375% 7/1/2038		1,089,080
1,000	M	New Jersey Health Care Facs. Fing. Auth. Rev. 5.25% 1/1/2031		1,067,250
1,025	M	New Jersey State Higher Ed. Assist. Rev. 5% 12/1/2036		1,051,650
4,000	M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038		4,482,920
				7,690,900
		New York-.5%
		Camden Central School District General Obligations:
725	M	5.5% 3/15/2016		777,736
250	M	5.5% 3/15/2017		268,527
				1,046,263
		North Carolina-3.1%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Rev. 5.25% 1/15/2034		1,072,820
1,000	M	Nash Cnty. Ltd. Oblig. Rev. 5% 10/1/2030		1,094,290
1,000	M	New Hanover Cnty. Hosp. Rev. 5.125% 10/1/2031		1,068,360
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,289,470
				6,524,940
		Ohio-5.8%
2,000	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus) 5% 2/15//2024		2,209,960
1,500	M	Franklin Cnty. Hosp. Rev. 5% 11/1/2034		1,566,750
1,500	M	Ohio State Bldg. Auth. State Facs. 5.5% 4/1/2012*		1,615,560
2,000	M	Ohio State Higher Edl. Facs. Rev. 5.25% 11/15/2035		2,086,640
3,500	M	Ohio State Univ. Gen. Rcpts. Rev. 5% 12/1/2031 (when-issued)		4,132,310
450	M	Youngstown GO 6% 12/1/2010*		458,793
				12,070,013
		Oregon-1.4%
1,500	M	Independence GO 5% 6/1/2040		1,562,370
1,325	M	Monmouth GO 5% 6/1/2040		1,392,853
				2,955,223
		Pennsylvania-8.6%
2,500	M	Beaver Cnty. GO 5.55% 11/15/2031		2,759,725
3,000	M	Coatesville Sch. Dist. GO 5% 8/15/2030		3,316,110
1,015	M	Pennsylvania St. Tpk. Comm. Rev. 5% 6/1/2028		1,089,734
5,000	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		5,306,900
1,000	M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5.25% 6/1/2013*		1,121,760
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027		3,286,875
1,000	M	5.375% 4/1/2028		1,122,100
				18,003,204
		Puerto Rico-.3%
705	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6.25% 7/1/2016		707,961
		Rhode Island-3.4%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029		3,467,946
2,000	M	5% 5/15/2034		2,080,880
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,549,284
				7,098,110
		South Carolina-.5%
1,000	M	Anderson Water & Swr. System Rev. 5% 7/1/2034		1,073,560
		South Dakota-.8%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,640,970
		Tennessee-.5%
1,000	M	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev. 5% 10/1/2023		1,036,090
		Texas-9.4%
2,000	M	Allen Indpt. School District GO 5% 2/15/2034		2,153,600
		Harris Cnty. Cultural Ed. Facs. Fin. Corp. Revenue:
3,500	M	5% 10/1/2029		3,705,416
1,750	M	5.25% 10/1/2029		1,885,205
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,315,150
1,250	M	Parker Cnty. GO 5% 2/15/2029		1,364,650
5,000	M	Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev. 5% 11/15/2029		5,223,200
				19,647,221
		Virginia-4.0%
3,000	M	Chesterfield Cnty. Economic Dev. Auth. Rev.
		5% 11/1/2042 (when-issued)		3,070,290
5,000	M	Roanoke Indl. Dev. Auth. Hosp. Rev. 5% 7/1/2038 (when-issued)		5,177,300
				8,247,590
		Washington-2.6%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,380,600
Total Value of Municipal Bonds (cost $198,396,169)				213,614,091
		SHORT-TERM TAX EXEMPT INVESTMENTS-5.8%
		Adjustable Rate Notes**
2,500	M	Athens-Clarke Cnty. Uni. Govt. Dev. Auth. Rev. .31%		2,500,000
2,700	M	Conn. St. Hlth. & Edl. Facs. Auth. Rev. .22%		2,700,000
2,500	M	Mass. St. Dev. Fin. Agy. Rev. .27%		2,500,000
2,500	M	New York GO .27%		2,500,000
2,000	M	Norfolk Redev. & Hsg. Auth. Rev. .32%		2,000,000
Total Value of Short-Term Tax Exempt Investments (cost $12,200,000)				12,200,000
Total Value of Municipal Investments (cost $210,596,169)			108.3%	225,814,091
Excess of Liabilities Over Other Assets			(8.3)	(17,368,352)
Net Assets			100.0%	$ 208,445,739

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $210,596,169. Accumulated net unrealized appreciation on investments was $15,217,922, consisting of $15,266,433 gross unrealized appreciation and $48,511 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.6%
		Certificates of Participation-18.8%
$ 500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012		$ 555,985
1,000	M	El Dorado Irrigation District 6.25% 8/1/2029		1,089,420
500	M	Escondido Unified School District 5% 6/1/2037		510,540
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022		788,520
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,095,490
500	M	Val Verde Unified School District 5% 3/1/2029		518,050
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,046,170
500	M	Western Placer Unified School District 5.25% 8/1/2030		522,055
				6,126,230
		General Obligations-28.5%
1,000	M	Alhambra Unified School District 5.25% 8/01/2028		1,108,310
1,000	M	Chico Unified School District 5% 8/1/2026		1,077,100
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,101,210
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,078,120
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6.25% 2/1/2016		760,266
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,106,540
750	M	Natomas Unified School District 5.95% 9/1/2021		885,630
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2028		1,213,540
500	M	San Juan Unified School District 5% 8/1/2030		540,940
374	M	Walnut Valley School District 7.2% 2/1/2016		405,128
				9,276,784
		Health Care-16.6%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,037,230
		Providence Health Services:
1,000	M	6.5% 10/1/2033		1,169,170
1,000	M	5.5% 10/1/2039		1,076,420
1,000	M	Stanford Hospital 5.25% 11/15/2031		1,062,070
1,000	M	California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph's)
		5.125% 7/1/2024		1,059,250
				5,404,140
		Housing-3.1%
1,000	M	California Hsg. Fin. Agy. Rev. 5.2% 8/1/2028		1,020,700
		Transportation-6.7%
1,000	M	Los Angeles Airport Rev. 5% 5/15/2032		1,061,940
1,000	M	San Francisco City & Cnty. Airport Rev. 5.25% 5/1/2025		1,118,510
				2,180,450
		Utilities-5.8%
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012		779,693
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,117,290
				1,896,983
		Other Revenue-19.1%
500	M	California Statewide Cmntys. Dev. Auth. Pollution Ctl. Rev.
		4.5% 9/1/2029		504,370
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		1,106,970
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,119,450
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5.25% 8/1/2020		1,017,890
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		572,840
1,000	M	Sacramento Cnty. Airport Sys. Rev. 5.5% 7/1/2034		1,082,440
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		819,672
				6,223,632
Total Value of Municipal Bonds (cost $29,605,272)			98.6%	32,128,919
Other Assets, Less Liabilities			1.4	465,876
Net Assets			100.0%	$ 32,594,795

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $29,605,272. Accumulated net unrealized appreciation on investments was $2,523,647, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.2%
		Education-27.9%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 1,000	M	Loomis Chafee School 5% 7/1/2030		$ 1,073,970
		Quinnipiac University:
1,000	M	5% 7/1/2025		1,080,570
1,000	M	5.75% 7/1/2033		1,116,300
1,000	M	Renbrook School 5% 7/1/2030		1,025,550
1,000	M	Salisbury School 5% 7/1/2028		1,100,670
1,000	M	Trinity College Series "H" 5% 7/1/2019		1,117,140
1,000	M	Westminster School 5% 7/1/2037		1,051,350
1,000	M	Yale University 4.85% 7/1/2037		1,065,340
		University of Connecticut:
600	M	Student Fees Rev. 5.25% 11/15/2021		650,784
1,000	M	University Rev. 4.75% 2/15/2029		1,088,890
				10,370,564
		General Obligations-20.0%
1,000	M	Bridgeport 5% 12/1/2023		1,091,990
690	M	Connecticut State Series "E" 6% 3/15/2012		745,104
1,000	M	Glastonbury 5% 6/15/2013*		1,105,800
		New Britain:
430	M	6% 3/1/2012		450,524
1,000	M	4.75% 4/1/2028		1,210,240
2,000	M	New Haven 5% 3/1/2026		2,218,620
580	M	Stratford 5% 12/15/2023		620,101
				7,442,379
		Health Care-19.2%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,500	M	Ascension Health Senior Center 5% 11/15/2040		1,581,960
180	M	Bridgeport Hospital 6.5% 7/1/2012		180,563
		Child Care Facilities Program:
400	M	5.5% 7/1/2019		404,244
1,000	M	6% 7/1/2038		1,121,850
1,250	M	Children's Medical Center Series "B" 5% 7/1/2021		1,273,650
500	M	Stamford Hospital 5% 7/1/2030		522,740
1,000	M	William W. Backus Hospital 5% 7/1/2025		1,081,620
500	M	Yale-New Haven Hospital 5% 7/1/2026		529,255
445	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6.25% 7/1/2016		446,869
				7,142,751
		Housing-6.6%
		Connecticut State Housing Finance Authority:
500	M	Group Home Mtg. 5.85% 6/15/2030		508,060
1,750	M	Next Steps 7, 5% 6/15/2024		1,947,785
				2,455,845
		Transportation-6.5%
		Connecticut State Special Tax Obligation Revenue:
170	M	Fuel Tax & Transit Rev. 6.125% 9/1/2012		180,931
		Transportation Infrastructure:
1,000	M	5% 11/1/2025		1,138,400
1,000	M	5% 8/1/2027		1,106,780
				2,426,111
		Utilities-10.1%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035		1,032,770
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025		1,078,130
500	M	5% 7/1/2028		530,450
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,100,050
				3,741,400
		Other Revenue-8.9%
1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		1,128,820
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		549,620
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,623,990
				3,302,430
Total Value of Municipal Bonds (cost $34,096,459)			99.2%	36,881,480
Other Assets, Less Liabilities			.8	317,796
Net Assets			100.0%	$37,199,276

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $34,096,459. Accumulated net unrealized appreciation on investments was $2,785,021, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Education-27.3%
		Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue:
$ 1,000	M	6% 1/1/2028		$ 1,088,330
1,000	M	5.3% 1/1/2030		1,033,530
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston College 5% 7/1/2038		1,055,880
750	M	Boston University 5.6% 10/1/2035		815,730
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Harvard University 5.5% 11/15/2036		1,165,240
1,000	M	Lesley University 5% 7/1/2029		1,082,780
800	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014		918,280
				7,159,770
		General Obligations-14.4%
		Massachusetts State:
1,000	M	5.5% 8/1/2030		1,280,080
500	M	.882% 5/1/2037**		402,285
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033		1,071,850
1,000	M	Worcester 5.5% 8/15/2017		1,029,250
				3,783,465
		Health Care-18.8%
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
500	M	Cape Cod Health Care 5.125% 11/15/2035		517,280
1,000	M	Caregroup 5.375% 2/1/2027		1,050,440
1,000	M	Children's Hospital 5.25% 12/1/2039		1,068,960
1,000	M	Harvard Pilgrim Health Care 5.25% 7/1/2013		1,002,780
240	M	Massachusetts General Hospital Series "F" 6.25% 7/1/2012		249,639
1,000	M	Partners Healthcare System 5% 7/1/2034		1,041,650
				4,930,749
		Housing-8.1%
		Massachusetts State Hsg. Fin. Agy. Revenue:
1,000	M	5.8% 12/1/2028		1,087,980
1,000	M	5.35% 12/1/2033		1,046,630
				2,134,610
		Transportation-6.3%
1,000	M	Massachusetts Bay Trans. Auth. Assessment Rev. 5% 7/1/2028		1,118,670
500	M	Massachusetts State Dept. of Trans. Hwy. Rev. 5% 1/1/2037		528,410
				1,647,080
		Utilities-15.5%
695	M	Boston Water & Sewer Commission Rev. 5.75% 11/1/2013		745,714
1,000	M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2018		1,041,170
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5.25% 7/1/2029		1,117,250
1,000	M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025		1,172,180
				4,076,314
		Other Revenue-8.5%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025		1,137,010
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,082,660
				2,219,670
Total Value of Municipal Bonds (cost $23,846,855)			98.9%	25,951,658
Other Assets, Less Liabilities			1.1	286,706
Net Assets			100.0%	$26,238,364

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $23,846,855. Accumulated net unrealized appreciation on investments was $2,104,803, consisting of $2,202,518 gross unrealized appreciation and $97,715 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.5%
		Education-7.7%
$1,000	M	Ferris State University Revenue 5% 10/1/2028		$1,085,370
1,000	M	Michigan State University Revenue 5% 2/15/2044		1,083,600
				2,168,970
		General Obligations-29.2%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,111,140
495	M	Gull Lake Community School District Zero Coupon 5/1/2013		448,341
1,000	M	Jenison Public School District 5.5% 5/1/2018		1,061,960
1,000	M	Marysville Public School District Bldg. & Site 5% 5/1/2028		1,066,610
1,000	M	Michigan State Series "A" 5% 11/1/2022		1,116,000
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,214,570
1,000	M	Troy City School District 5% 5/1/2026		1,074,690
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,065,930
				8,159,241
		Health Care-15.3%
1,000	M	Kalamazoo Hosp. Fin. Auth. Rev. 5.25% 5/15/2036		1,041,740
		Michigan State Hospital Fin. Auth. Revenue:
1,000	M	Ascension Health Senior Center 5% 11/15/2025		1,095,800
1,000	M	Trinity Health 6.25% 12/1/2028		1,138,980
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5.625% 7/1/2013		1,002,790
				4,279,310
		Housing-3.8%
1,000	M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028		1,074,230
		Transportation-4.0%
1,000	M	Michigan State Grant Anticipation Rev. 5.25% 9/15/2024		1,113,110
		Utilities-31.5%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,229,220
		Detroit Water Supply System Revenue:
1,275	M	6.5% 7/1/2015		1,483,501
1,000	M	5.5% 7/1/2027		1,096,980
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,109,310
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,125,260
1,000	M	Michigan State Strategic Fund (Detroit Edison Co.) 6.95% 5/1/2011		1,033,310
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022		632,195
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,092,740
				8,802,516
		Other Revenue-7.0%
500	M	Detroit Distributable State Aid 5% 11/1/2030		520,070
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,109,660
300	M	Puerto Rico Sales Tax Financing 5.375% 8/1/2039		318,168
				1,947,898
Total Value of Municipal Bonds (cost $25,199,137)			98.5%	27,545,275
Other Assets, Less Liabilities			1.5	413,200
Net Assets			100.0%	$27,958,475

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $25,199,137. Accumulated net unrealized appreciation on investments was $2,346,138, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.8%
		Certificates of Participation-1.2%
$250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		$272,470
		Education-11.2%
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		554,575
250	M	Gustavus Adolfus College 5% 10/1/2031		265,732
		University of St. Thomas:
500	M	5.25% 4/1/2039		528,295
500	M	5% 10/1/2039		527,620
		University of Minnesota:
400	M	5.75% 7/1/2017		490,328
200	M	5% 8/1/2035		219,620
				2,586,170
		General Obligations-36.0%
500	M	Crow Wing County Jail Series "B" 5% 2/1/2021		558,680
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		550,575
200	M	Delano Ind. School District #879, 5.6% 2/1/2015		203,238
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		797,846
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		567,690
500	M	Hennepin County Series "D" 5% 12/1/2025		562,665
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		1,128,150
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017		272,841
750	M	Minneapolis Special School District #1, 5% 2/1/2020		809,843
500	M	Minnesota State 5% 6/1/2022		583,085
250	M	Minnesota State Highway 5% 8/1/2026		283,080
750	M	New Brighton Series "A" 5% 2/1/2032		805,680
500	M	Scott County 5% 12/1/2023		567,440
500	M	St. Louis County 5% 12/1/2023		569,520
				8,260,333
		Health Care-19.8%
		Minneapolis Health Care Sys. Rev. (Fairview Health Services):
500	M	5.5% 5/15/2017		528,115
500	M	6.5% 11/15/2038		574,915
500	M	Minneapolis & St. Paul Hsg. Children's Hosp. 5% 8/15/2034		524,405
750	M	Minnesota St. Agric. & Econ. Dev. Health Care 5% 2/15/2030		789,233
500	M	Rochester Health Care Facs. Mayo Clinic 5% 11/15/2038		533,830
		St. Cloud Health Care Rev. (Centracare Health System Project):
250	M	5.125% 5/1/2030		264,042
500	M	5.375% 5/1/2031		538,790
750	M	St. Paul Hsg. & Redev. Auth. (Allina Health Sys.)
		5.25% 11/15/2029		786,525
				4,539,855
		Housing-7.1%
		Minnesota State Housing Finance Agency:
245	M	Multi-Family Hsg. 5.05% 7/1/2034		253,389
660	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		706,042
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019		404,532
250	M	St. Paul Hsg. & Redev. Auth. Pkg. Rev. 5% 8/1/2035 (when-issued)		258,425
				1,622,388
		Transportation-2.2%
500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev. 5% 1/1/2028		509,990
		Utilities-10.8%
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		559,535
500	M	5% 1/1/2026		541,980
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		543,900
		Western Minnesota Municipal Power Agency:
325	M	5.5% 1/1/2011		326,293
500	M	5.5% 1/1/2015		505,345
				2,477,053
		Other Revenue-10.5%
700	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		755,671
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,126,080
500	M	Vadnais Heights Economic Dev. Auth. Lease Rev. 5.25% 2/1/2041		532,615
				2,414,366
Total Value of Municipal Bonds (cost $20,962,803)			98.8%	22,682,625
Other Assets, Less Liabilities			1.2	279,519
Net Assets			100.0%	$22,962,144

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $20,962,803. Accumulated net unrealized appreciation on investments was $1,719,822, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.3%
		Certificates of Participation-3.9%
		New Jersey State Equip. Lease Purchase Revenue:
$1,000	M	5.25% 6/15/2027		$1,091,090
1,000	M	5.25% 6/15/2028		1,084,210
				2,175,300
		Education-15.9%
		New Jersey Economic Dev. Auth. Revenue:
500	M	Provident Group 5.75% 6/1/2031		533,175
		School Facilities:
1,000	M	5.5% 9/1/2025		1,213,280
1,000	M	5.5% 12/15/2029		1,134,500
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	College of New Jersey 5% 7/1/2035		1,064,320
1,000	M	New Jersey City Univ. Series "E" 5% 7/1/2028		1,083,360
		Rowan University:
1,000	M	5% 7/1/2025		1,113,590
1,000	M	5% 7/1/2026		1,107,110
		New Jersey State Higher Education Assistance Auth. Loan Revenue:
1,000	M	5.625% 6/1/2030		1,086,310
575	M	5.4% 12/1/2037		601,392
				8,937,037
		General Obligations-9.7%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		2,155,003
1,000	M	Bayonne 5.25% 7/1/2027		1,112,560
1,000	M	Jersey City 5% 1/15/2026		1,101,050
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,099,240
				5,467,853
		Health Care-14.3%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014		1,686,540
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,134,500
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,042,160
1,000	M	5.75% 10/1/2031		1,100,240
1,000	M	Meridian Health System Oblig. Group 5.625% 7/1/2014		1,002,780
1,000	M	Virtua Health 5.5% 7/1/2038		1,094,710
				8,060,930
		Housing-11.3%
		New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,460	M	Mtg. Rev. 6.375% 10/1/2028		2,776,799
		Multi-Family Housing:
895	M	6.05% 11/1/2017		896,933
390	M	4.65% 11/1/2041 (when-issued)		389,349
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,334,060
				6,397,141
		Transportation-8.5%
300	M	Delaware River Port Authority of Pennsylvania & New Jersey
		5% 1/1/2040		317,046
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,183,020
1,000	M	5.5% 12/15/2038		1,120,730
1,000	M	New Jersey St. Turnpike Auth. Rev. 5% 1/1/2031		1,082,270
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2035		1,090,680
				4,793,746
		Utilities-2.2%
1,250	M	Passaic Valley Sewer Comm. Series "E" 5.625% 12/1/2018		1,254,175
		Other Revenue-33.5%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016		2,981,450
1,000	M	Cape May County Bridge Commission 5% 6/1/2032		1,056,330
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,123,774
1,400	M	Cumberland County Impt. Auth. Rev. 5.125% 1/1/2025		1,534,932
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027		1,204,470
1,000	M	Garden St. Preservation Tr. Open Space & Farmland		1,261,520
		5.75% 11/1/2028
1,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027		1,097,230
		Hudson County Impt. Auth. Pkg. Revenue:
1,000	M	5.125% 1/1/2034		1,081,640
1,000	M	5.25% 1/1/2046		1,064,630
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,148,040
1,000	M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027		1,136,630
2,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		2,165,320
1,000	M	Salem County Impt. Auth. Rev. 5.25% 8/15/2032		1,031,050
				18,887,016
Total Value of Municipal Bonds (cost $50,669,060)			99.3%	55,973,198
Other Assets, Less Liabilities			.7	420,801
Net Assets			100.0%	$56,393,999

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $50,669,060. Accumulated net unrealized appreciation on investments was $5,304,138 consisting of $5,314,557 gross unrealized appreciation and $10,419 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.2%
		Education-25.6%
$ 500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032		$ 547,185
2,000	M	Amherst Dev. Corp. Student Hsg. Fac. Rev. 5% 10/1/2040		2,106,200
		Canton Capital Resource Corp. Student Housing Fac. Revenue:
1,500	M	5% 5/1/2030		1,583,535
1,000	M	5% 5/1/2040		1,036,570
500	M	New York State Dorm. Auth. Lease Rev. 5% 7/1/2040		533,980
		New York State Dormitory Authority Revenue:
		City University:
3,090	M	5.75% 7/1/2013		3,291,174
3,000	M	6% 7/1/2020		3,621,870
2,350	M	Colgate University 6% 7/1/2021		2,880,371
2,000	M	Cornell University 5% 7/1/2029		2,257,360
1,000	M	Master Boces Program 5% 8/15/2028		1,084,940
		New York University:
1,610	M	6% 7/1/2018		1,992,037
1,500	M	5% 7/1/2034		1,613,775
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,830,125
3,000	M	5.75% 3/15/2036		3,496,410
1,200	M	Pratt Institute 5% 7/1/2034		1,274,604
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031		1,078,900
3,400	M	Croton Hudson 5.625% 10/1/2029		3,832,072
1,000	M	Williamsville 5.25% 4/1/2021		1,073,960
		Special Act School Districts Program:
1,375	M	6% 7/1/2012		1,387,348
1,460	M	6% 7/1/2013		1,473,111
1,500	M	State University 5.25% 5/15/2021		1,736,970
				40,732,497
		General Obligations-15.0%
		Buffalo:
		School District Series "B":
1,000	M	5.375% 11/15/2016		1,067,000
2,000	M	5.375% 11/15/2017		2,120,480
2,500	M	5.375% 11/15/2019		2,684,700
1,000	M	School District Series "D" 5.5% 12/15/2015		1,041,860
1,000	M	Monroe County 5% 6/1/2029		1,083,270
4,465	M	Nassau County 5% 10/1/2029		4,983,878
2,000	M	New York City Series "E" 5.75% 8/1/2018		2,164,380
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015		1,881,110
1,395	M	North Syracuse Central School Dist. Series "A" 5% 6/15/2018		1,483,778
1,000	M	Puerto Rico Commonwealth 5.25% 7/1/2030		1,084,080
1,000	M	Red Hook Central School Dist. 5.125% 6/15/2017		1,068,430
		Yonkers Series "A":
1,000	M	5.125% 7/1/2016		1,040,590
1,000	M	5.25% 7/1/2017		1,037,660
1,050	M	5.25% 7/1/2018		1,084,534
				23,825,750
		Health Care-3.2%
		New York State Dormitory Authority Revenue:
1,000	M	Mental Health Services 5% 2/15/2033		1,079,560
2,000	M	New York-Presbyterian Hospital 5.25% 2/15/2024		2,164,380
500	M	NYSARC 6% 7/1/2036		545,785
1,220	M	United Cerebral Palsy 5.125% 7/1/2021		1,237,556
				5,027,281
		Housing-5.4%
		New York City Hsg. Dev. Corp. Revenue:
1,000	M	Cap. Funding Prog. 5% 7/1/2025		1,068,940
2,200	M	Multi-family Hsg. Rev. 5% 11/1/2042		2,250,380
500	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011		502,185
		New York State Mtg. Agy. Mtg. Revenue:
1,750	M	5.5% 10/1/2028		1,895,600
2,500	M	6.5% 10/1/2028		2,839,750
				8,556,855
		Transportation-16.6%
		Metropolitan Transit Authority of New York:
1,000	M	Dedicated Tax Rev. 5% 11/15/2031		1,062,740
5,000	M	Highway Rev. Tolls 5.25% 11/15/2022		5,340,400
2,500	M	Transit Rev. 5% 11/15/2020		2,673,850
		New York State Thruway Authority:
5,000	M	General Revenue 5% 1/1/2026		5,401,650
3,110	M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,416,431
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029		5,497,850
2,870	M	Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012		2,988,818
				26,381,739
		Utilities-16.3%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033		5,646,900
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,446,580
2,750	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		3,561,277
5,000	M	Puerto Rico Electric Power Auth. Rev. 5.75% 7/1/2036		5,467,950
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		6,046,850
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,758,780
				25,928,337
		Other Revenue-17.1%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026		5,762,800
5,000	M	JPMorgan Chase Putters 9.152% 12/15/2024***		6,163,700
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,432,975
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,183,250
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,683,668
2,500	M	Court Facs. Lease 5.5% 5/15/2027		3,016,700
540	M	Judicial Facs. Lease 7.375% 7/1/2016		645,095
2,000	M	New York State Urban Corp. Dev. Corp. Rev.
		Personal Income Tax 5% 12/15/2027		2,217,120
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2041		1,051,710
				27,157,018
Total Value of Municipal Bonds (cost $142,582,646)			99.2%	157,609,477
Other Assets, Less Liabilities			.8	1,358,934
Net Assets			100.0%	$158,968,411

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $142,582,646. Accumulated net unrealized appreciation on investments was $15,026,831, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Certificates of Participation-28.6%
		Cabarrus County:
$ 1,000	M	5.25% 6/1/2027		$ 1,120,700
1,000	M	5% 1/1/2029		1,094,280
1,000	M	Charlotte 5% 6/1/2029		1,094,450
1,000	M	Durham County 5% 6/1/2027		1,111,680
		Harnett County:
500	M	5.125% 12/1/2023		541,130
500	M	5% 6/1/2027		551,515
1,000	M	Monroe 5.5% 3/1/2034		1,082,880
1,000	M	Salisbury 5.625% 3/1/2026		1,143,190
				7,739,825
		Education-4.1%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,117,960
		General Obligations-5.5%
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012		223,036
1,000	M	Lincoln County 5.5% 6/1/2018*		1,256,500
				1,479,536
		Health Care-15.9%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. 5.25% 1/15/2034		1,072,820
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,091,540
1,000	M	New Hanover Regional Medical Center 5% 10/1/2027		1,075,370
1,000	M	North Carolina Medical Care Community Health Facility Rev.
		Wakemed 5.625% 6/1/2027		1,062,410
				4,302,140
		Transportation-8.1%
1,000	M	Charlotte Airport Rev. 5.5% 7/1/2034		1,095,540
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,112,490
				2,208,030
		Utilities-26.7%
1,000	M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2022		1,112,650
1,000	M	Cape Fear Pub. Util. Water & Sewer Sys. Rev. 5% 8/1/2035		1,077,460
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		1,108,360
1,000	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		1,143,490
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,116,510
550	M	Puerto Rico Aqueduct & Sewer Auth. Rev. 5% 7/1/2028		583,495
1,000	M	Winston-Salem Water & Sewer Sys. Rev. 5% 6/1/2039		1,086,720
				7,228,685
		Other Revenue-10.1%
1,000	M	North Carolina St. Cap. Impt. 5% 5/1/2028		1,125,780
500	M	Pitt County Ltd. Obligation Rev. 5% 4/1/2034		534,105
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,082,660
				2,742,545
Total Value of Municipal Bonds (cost $24,259,729)			99.0%	26,818,721
Other Assets, Less Liabilities			1.0	275,478
Net Assets			100.0%	$27,094,199

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $24,259,729. Accumulated net unrealized appreciation on investments was $2,558,992, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.1%
		Education-13.3%
$ 1,000	M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022		$ 1,075,150
500	M	Hamilton County Student Hsg 5% 6/1/2030		531,080
500	M	Ohio State University General Receipts 5% 12/1/2028 (when-issued)		598,310
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,092,250
				3,296,790
		General Obligations-49.7%
1,000	M	Adams County Valley Local School District 7% 12/1/2015		1,136,980
500	M	Avon Local School District 6.5% 12/1/2015		610,735
1,000	M	Beavercreek County School District 5% 12/1/2029		1,103,030
1,000	M	Beavercreek Local School District 6.6% 12/1/2015		1,171,250
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,076,070
1,000	M	Franklin County 5% 12/1/2031		1,093,340
1,000	M	Greene County 5.25% 12/1/2030		1,094,470
655	M	Jefferson County Jail Construction 5.75% 12/1/2019		741,309
1,000	M	Ohio State Series "A" 5.375% 9/1/2028		1,138,720
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		464,176
250	M	6.125% 12/1/2033		285,107
1,000	M	St. Mary's City School District 5% 12/1/2025		1,106,820
200	M	Toledo 5% 12/1/2028 (when-issued)		221,412
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,116,110
				12,359,529
		Health Care-21.3%
1,000	M	Franklin County Hosp. Rev. 5% 11/1/2034		1,044,500
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,101,190
		Ohio State Higher Edl. Fac. Revenue:
1,000	M	Cleveland Clinic Health 5.25% 1/1/2033		1,063,070
1,000	M	Summa Health Systems 5.25% 11/15/2035		1,043,320
1,000	M	Ross County Hosp. Rev. (Adena Heath Systems) 5.25% 12/1/2038		1,047,600
				5,299,680
		Housing-7.2%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
885	M	6.125% 9/1/2028		985,448
760	M	5.45% 9/1/2033		799,216
				1,784,664
		Utilities-2.2%
500	M	American Mun. Pwr. Rev. (Prairie St. Energy Campus)
		5.375% 2/15/2028		554,500
		Other Revenue-4.4%
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,082,660
Total Value of Municipal Bonds (cost $22,242,042)				24,377,823
		SHORT-TERM TAX EXEMPT INVESTMENTS-.4%
100	M	Allen Cnty. Hosp. Facs. Rev.
		Adjustable Rate Note .30%** (cost $100,000)		100,000
Total Value of Municipal Investments (cost $22,342,042)			98.5%	24,477,823
Other Assets, Less Liabilities			1.5	364,117
Net Assets			100.0%	$24,841,940

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $22,342,042. Accumulated net unrealized appreciation on investments was $2,135,781, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Certificates of Participation-2.4%
		Oregon State Dept. of Administrative Services:
$ 500	M	5.25% 5/1/2017		$ 529,760
500	M	5% 5/1/2026		553,965
				1,083,725
		Education-1.1%
500	M	Oregon State Facs. Auth. Rev. 5% 10/1/2034		507,870
		General Obligations-51.8%
		Beaverton School District #48J:
750	M	5% 6/1/2031		832,575
1,500	M	5.125% 6/1/2036		1,644,045
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025		1,135,580
1,000	M	Clackamas Community College Dist. 5% 5/1/2024		1,097,010
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021		1,234,360
500	M	Clackamas & Washington Cntys. Sch. Dist. #3, 5% 6/15/2032		548,965
1,000	M	Columbia & Washington Cntys. Sch. Dist. #47J, 5% 6/15/2035		1,099,600
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030		1,207,180
1,000	M	Gresham 5.375% 6/1/2017		1,069,700
1,000	M	Independence (City Hall Proj.) 5% 6/15/2035		1,071,010
		Jackson County School District #549C:
1,000	M	5% 12/15/2027		1,114,670
1,000	M	5% 6/15/2030		1,090,290
635	M	Jefferson County School District #509J, 5.25% 6/15/2019		676,707
245	M	La Grande 5.625% 6/1/2011		247,119
1,000	M	Linn Cnty School Dist. #55, 5.5% 6/15/2027		1,268,160
500	M	Monmouth 5% 6/1/2040		525,605
500	M	Multnomah County School Dist. #7, 5% 6/01/2035		543,715
1,225	M	Newport Zero Coupon 6/1/2029		547,048
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027		1,121,680
500	M	Redmond Terminal Expansion Project 5% 6/1/2034		513,775
1,000	M	Salem 5% 6/1/2028		1,112,470
1,000	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025		1,088,770
1,000	M	Washington County GO 5% 7/1/2044		1,059,910
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5.25% 6/1/2016		721,080
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023		1,130,590
				23,701,614
		Health Care-8.4%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035		1,052,300
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028		1,120,900
500	M	Multnomah Cnty. Hosp. Facs. Auth. Rev. 5.125% 9/1/2040		518,270
		Oregon State Facs. Auth. Revenue:

500	M	Legacy Health 5% 3/15/2030		522,995
625	M	Peacehealth 5% 11/1/2039		647,600
				3,862,065
		Housing-2.2%
930	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030		983,698
		Transportation-7.1%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028		1,096,740
1,000	M	Port Portland Airport Rev. 5% 7/1/2029		1,083,010
500	M	Puerto Rico Comwlth. Hwy. & Trans. Auth. Rev.
		4.95% 7/1/2026		539,485
500	M	Redmond Airport Rev. 6% 6/1/2034		527,230
				3,246,465
		Utilities-13.8%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028		834,180
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025		1,109,790
1,000	M	5% 6/15/2027		1,095,640
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		1,060,900
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5.25% 7/1/2029		1,117,250
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024		1,090,700
				6,308,460
		Other Revenue-12.2%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026		1,125,250
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033		531,835
		Portland Urban Renewal & Redevelopment:
250	M	Lents Town Ctr. 5% 6/15/2030		259,728
405	M	Oregon Conv. Ctr. 5.5% 6/15/2020		410,322
		Puerto Rico Pub. Bldgs. Auth. Revenue:
500	M	Electric Rev. 6% 7/1/2028		549,620
1,000	M	Govt. Facs. Rev. 5.25% 7/1/2027		1,088,400
1,500	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,623,990
				5,589,145
Total Value of Municipal Bonds (cost $41,361,586)			99.0%	45,283,042
Other Assets, Less Liabilities			1.0	444,271
Net Assets			100.0%	$45,727,313

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $41,361,586. Accumulated net unrealized appreciation on investments was $3,921,456 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-102.0%
		Education-8.9%
$ 1,000	M	Lycoming Cnty. Auth. Rev. (Pennsylvania College of Tech.) 5.5% 10/1/2032		$ 1,079,920
1,000	M	Northampton Cnty. Auth. Rev. (Lehigh University) 5.5% 11/15/2033		1,120,460
1,000	M	Pennsylvania St. Higher Educ. Facs. Auth. (Thomas Jefferson Univ.)
		5% 3/1/2040		1,056,090
500	M	Philadelphia Auth. Rev. (Temple University) 5.375% 6/15/2030		500,145
				3,756,615
		General Obligations-38.7%
1,000	M	Beaver County 5.55% 11/15/2031		1,103,890
1,000	M	Boyertown Area School District 5% 10/1/2023		1,105,170
1,000	M	Centennial Bucks County School District Series "B" 5.125% 12/15/2032		1,086,380
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,085,580
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,084,660
1,000	M	Easton Area School District 5.2% 4/1/2028		1,105,140
1,000	M	Lackawanna County 5% 9/1/2035 (when-issued)		1,026,720
1,000	M	Methacton School District 6.375% 3/1/2024		1,214,810
1,000	M	Mifflin County 5.5% 9/1/2020		1,036,250
1,000	M	Philadelphia School District 6% 9/1/2038		1,103,160
1,000	M	Philadelphia Series "B" 7% 7/15/2028		1,169,980
770	M	Pittsburgh Series "A" 5.5% 9/1/2014		831,577
1,000	M	Reading 6.25% 11/1/2033		1,131,590
1,000	M	Scranton School District Series "A" 5% 7/15/2027		1,090,710
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,122,100
				16,297,717
		Health Care-20.2%
855	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014		923,691
1,000	M	Geisinger Auth. Hlth. Systems Rev. Series "A" 5.125% 6/1/2034		1,057,640
1,000	M	Montgomery County Indl. Dev. Auth. 5.375% 8/1/2038		1,061,510
		Pennsylvania State Higher Educ. Facs. Auth. Hlth. Services:
1,000	M	Allegheny Delaware 5.7% 11/15/2011 +		1,004,240
1,000	M	University of Pa. Health Sys. 5.5% 8/15/2018		1,198,580
1,000	M	University of Pittsburgh Med. Cntr. 5% 5/15/2031		1,047,420
1,000	M	South Fork Municipal Auth. Hosp. Rev. 5.375% 7/1/2035		1,049,450
1,000	M	Southcentral Gen. Auth. Rev. (Wellspan Health Oblig.)
		6% 6/1/2025		1,146,190
				8,488,721
		Housing-3.1%
		Pennsylvania State Housing Fin. Agy. Mtg. Revenue:
1,000	M	5.4% 10/1/2033		1,058,470
250	M	4.75% 10/1/2039 (when-issued)		250,727
				1,309,197

		Transportation-10.3%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2020		1,023,990
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,140,830
1,000	M	5% 6/1/2029		1,074,110
1,000	M	Philadelphia Airport Rev. Series "A" 5.375% 6/15/2029		1,083,810
				4,322,740
		Utilities-10.9%
1,000	M	Commonwealth Financing Auth. Rev. Series "B" 5% 6/1/2031		1,062,050
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,083,660
2,250	M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013		2,439,850
				4,585,560
		Other Revenue-9.9%
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,044,890
1,000	M	Philadelphia Redev. Neighborhood Transformation 5.5% 4/15/2019		1,048,640
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,082,660
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014		1,001,860
				4,178,050
Total Value of Municipal Bonds (cost $39,446,894)			102.0%	42,938,600
Excess of Liabilities Over Other Assets			(2.0)	(834,995)
Net Assets			100.0%	$42,103,605

+	Payments of principal and interest are being made by Municipal Bond Investors Assurance Insurance Corporation, the provider of the credit support.

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $39,446,894. Accumulated net unrealized appreciation on investments was $3,491,706, consisting of $3,493,192 gross unrealized appreciation and $1,486 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2010

Principal
Amount		Security		Value
		MUNICIPAL BONDS-100.1%
		Education-6.0%
$1,000	M	University of Virginia University Revs. 5% 6/1/2037		$1,055,010
1,000	M	Virginia St. Public School Authority Rev. 5% 8/1/2026		1,125,690
				2,180,700
		General Obligations-17.7%
1,000	M	Danville 5% 8/1/2029		1,071,460
1,000	M	Harrisonburg Public Safety & Steam Plant Series "A"
		5% 7/15/2012*		1,091,340
1,000	M	Hopewell 5.875% 7/15/2034		1,090,510
1,000	M	Richmond 5.5% 1/15/2017		1,023,660
1,000	M	Roanoke Public Impt. Series "A" 5.25% 10/1/2012*		1,105,610
1,000	M	Waynesboro 5% 1/15/2034		1,049,970
				6,432,550
		Health Care-16.4%
1,000	M	Chesterfield Cnty. Eco. Dev. Auth. Rev. 5% 11/1/2042 (when-issued)		1,023,430
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026		1,119,790
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series "A" 5.5% 7/1/2021		1,039,200
1,000	M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017		1,207,060
1,000	M	Virginia Small Business Fing. Auth. Rev. 5% 11/1/2040		1,060,940
500	M	Winchester IDA Hosp. Rev. 5.625% 1/1/2044		526,055
				5,976,475
		Housing-4.5%
		Virginia State Housing Development Authority:
500	M	Rental Hsg. Rev. 5% 12/1/2039		516,665
1,000	M	Single-Family Mtg. Rev. 6% 7/1/2025		1,111,000
				1,627,665
		Transportation-12.0%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024		1,103,880
1,000	M	Metropolitan Washington DC Airport Auth. Sys. Rev.
		5% 10/1/2026		1,121,960
1,000	M	Norfolk Airport Auth. 5.375% 7/1/2015		1,026,550
1,000	M	Washington DC Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,116,520
				4,368,910
		Utilities-18.5%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		1,092,360
1,000	M	Norfolk Water Rev. 5.875% 11/1/2015		1,004,230
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2018		521,250
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		742,630
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,128,080
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029		1,130,400
1,000	M	5% 11/1/2033		1,100,750
				6,719,700
		Other Revenue-25.0%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031		1,056,350
500	M	Fairfax Cnty. Redev. & Hsg. Auth. Rev. 5% 10/1/2039		545,585
1,000	M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024		1,098,960
1,000	M	Patrick County Economic Dev. Auth. Lease Rev. 5.25% 3/1/2039		1,071,240
1,000	M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037		1,082,660
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,106,920
1,000	M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021		1,028,590
1,000	M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031		1,053,790
1,000	M	Virginia Port Auth. Port Fac. Rev. 5% 7/01/2040		1,061,790
				9,105,885
Total Value of Municipal Bonds (cost $33,776,990)			100.1%	36,411,885
Excess of Liabilities Over Other Assets			(.1)	(39,339)
Net Assets			100.0%	$36,372,546

At September 30, 2010, the cost of municipal investments for federal income tax purposes was $33,776,990. Accumulated net unrealized appreciation on investments was $2,634,895, consisting entirely of gross unrealized appreciation.

FOOTNOTES

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically and are the rates in effect at September 30, 2010.

*** Inverse floating rate securities (see Note 2). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2010.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification ("ASC") 820 Fair Value Measurements and Disclosures ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each fund's own assumptions in determining the fair value of investments)

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The input methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value each Fund's net assets as of September 30, 2010 is as follows:

			Level 2		Level 3
	Level 1		Other Significant		Significant
	Quoted Prices		Observable Inputs		Unobservable Inputs

Investments in Municipal Bonds		-		-

Tax Exempt	-		731,574,013		-
Tax Exempt II	-		213,614,091		-
California	-		32,128,919		-
Connecticut	-		36,881,480		-
Massachusetts	-		25,951,658		-
Michigan	-		27,545,275		-
Minnesota	-		22,682,625		-
New Jersey	-		55,973,198		-
New York	-		157,609,477		-
North Carolina	-		26,818,721		-
Ohio	-		24,377,823		-
Oregon	-		45,283,042		-
Pennsylvania	-		42,938,600		-
Virginia	-		36,411,885		-

Investments In Short-Term Tax Exempt Investments:

Tax Exempt II	-		12,200,000		-
Ohio	-		100,000		-

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2010.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06 ("ASU No. 2010-06"), Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures, ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. The Funds adopted the ASU on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

2. Derivatives-The Funds may invest in derivatives such as futures contracts ("futures contracts"), options on futures contracts ("options"), inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swap agreements") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ended September 30, 2010, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2010, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. For the period ended September 30, 2010, the Funds had no investments in swap agreements.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of FIMCO, entered into an agreement with The Independent Order of Foresters ("Foresters") pursuant to which FICC will be acquired by Foresters (the "Transaction"). As a result of the Transaction, FIMCO will become a wholly owned subsidiary of Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the United Kingdom.

The closing of the Transaction is subject to a number of conditions, including obtaining regulatory approvals in the U.S. and Canada, and obtaining the approval of the Board of Trustees and shareholders of the First Investors Funds of new investment advisory agreements between FIMCO and the Funds to take effect upon the closing. The Board of Trustees of the Funds approved the new investment advisory agreements (and certain other actions that are required for the Transaction to close) at a meeting on September 16, 2010. The new investment advisory agreements were approved by the shareholders of each Fund at a meeting held on November 19, 2010. Assuming that all conditions are satisfied, the Transaction could close as early as December 31, 2010.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 29, 2010